Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Pension Plans [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
2022	$ 15,169
2023	15,361
2024	16,416
2025	17,244
2026	18,232
2027 to 2031	101,879
Other Post-employment Benefit Plans [Member]
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
2022	1,056
2023	1,072
2024	1,222
2025	1,263
2026	1,298
2027 to 2031	$ 7,121